Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator ²			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹ ²			Demand Withdrawn ¹ ²			Demand Rejected
Asset Class: RMBS			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Normandy Mortgage Loan Trust, Series 2013-19
CIK # Not Applicable
		HUD	517	$138,529,364.78	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	135	$35,226,794.30	25.43%	245	$65,874,903.29	47.55%	0	$0.00	0.00%
Total			517	$138,529,364.78	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	135	$35,226,794.30	25.43%	245	$65,874,903.29	47.55%	0	$0.00	0.00%

¹	As disclosed in Q42014 filing, 381 assets were reported in Dispute. As of 3/31/2015, 135 of the assets continue to be in Dispute, 245 of the assets were Withdrawn as the seller and purchaser resolved the outstanding issues. One (1) asset was reported in Dispute twice, which is being corrected herein.
²	The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.